Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Other Payables [Abstract]
Schedule of other payables

	December 31,
	2017	2018
	Thousand USD	Thousand USD

Accrued expenses	172	252
contract liabilities	76	355
Current portion of other long-term liability	59	57
Employees and related liabilities	672	665
Government authorities	338	272
Current maturities in respect of government grants	339	550
Others	27	27
	1,683	2,178